Consolidated Statements of Income - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Revenue (notes 4 and 5)	$ 2,833	$ 2,859	$ 5,476	$ 5,712
Costs and expenses (income)
Cost of sales (notes 4 and 6)	1,937	1,850	3,878	3,589
General and administrative expenses	28	30	67	84
Exploration, evaluation and project expenses	101	100	172	167
Impairment charges (notes 8b and 12)	22	3	23	5
(Gain) loss on currency translation	(12)	6	26	9
Closed mine rehabilitation	(13)	(128)	9	(125)
Income from equity investees (note 11)	(58)	(89)	(111)	(188)
Other expense (income) (note 8a)	18	2	70	(9)
Income before finance costs and income taxes	810	1,085	1,342	2,180
Finance costs, net	(44)	(89)	(102)	(177)
Income before income taxes	766	996	1,240	2,003
Income tax expense (note 9)	(264)	(279)	(469)	(580)
Net income	502	717	771	1,423
Attributable to:
Equity holders of Barrick Gold Corporation	305	488	425	926
Non-controlling interests (note 15)	$ 197	$ 229	$ 346	$ 497
Earnings per share data attributable to the equity holders of Barrick Gold Corporation (note 7)
Basic	$ 0.17	$ 0.27	$ 0.24	$ 0.52
Diluted	$ 0.17	$ 0.27	$ 0.24	$ 0.52